LIQUIDITY and GOING CONCERN (Details Narrative) - USD ($)		9 Months Ended
	Mar. 15, 2021	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
LIQUIDITY and GOING CONCERN
Proceeds of warrants currently outstanding		$ 16,383,908
New offering of shares of its common stock		3
Offering Price		$ 2.00
Cash and cash equivalents		$ 8,351,945	$ 12,258,218	$ 13,870,183	$ 15,696,579	$ 4,298,179	$ 1,900,836
Working capital		6,042,208	10,092,586
Accumulated deficit		$ (95,827,137)	$ (81,326,494)			$ (55,966,281)
Gross proceeds from private placement	$ 14,209,000
Warrants in private placement to accredited investors	3,552,250
Convertible notes converted into common stock, per share	$ 2
Bear annual interest rate	8.00%